UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 6.4%
Real Estate Investment Trusts – 5.3%
21	Acadia Realty Trust	$ 672
22	Alexandria Real Estate Equities, Inc.	2,040
33	American Campus Communities, Inc.	1,232
44	American Homes 4 Rent Class A	728
47	Apartment Investment & Management Co. Class A	1,837
9	Artis Real Estate Investment Trust	91
655	Ascendas Real Estate Investment Trust	1,155
14	Ashford Hospitality Prime, Inc.	204
37	Ashford Hospitality Trust, Inc.	323
17	Associated Estates Realty Corp.	489
40	AvalonBay Communities, Inc.	6,894
5	Befimmo SA	317
276	Beni Stabili SpA	218
64	Big Yellow Group PLC	704
61	BioMed Realty Trust, Inc.	1,314
6	Boardwalk Real Estate Investment Trust	264
46	Boston Properties, Inc.	5,671
55	Brandywine Realty Trust	757
17	Brixmor Property Group, Inc.	416
234	BWP Trust	575
26	Camden Property Trust	2,070
8	Canadian Apartment Properties REIT	171
6	Canadian Real Estate Investment Trust	195
459	Capital Property Fund*	533
651	CapitaLand Commercial Trust	676
803	CapitaLand Mall Trust	1,171
51	CBL & Associates Properties, Inc.	833
1,000	Champion REIT	555
167	Charter Hall Retail REIT	525
5	Cofinimmo SA	537
37	Columbia Property Trust, Inc.	894
28	Corporate Office Properties Trust	648
63	Cousins Properties, Inc.	654
51	CubeSmart	1,334
26	DCT Industrial Trust, Inc.	904
92	DDR Corp.	1,500
32	Derwent London PLC	1,814
277	Dexus Property Group	1,572
61	DiamondRock Hospitality Co.	769
41	Digital Realty Trust, Inc.	2,635
42	Douglas Emmett, Inc.	1,231
105	Duke Realty Corp.	2,118
20	DuPont Fabros Technology, Inc.	603
10	EastGroup Properties, Inc.	602
19	Education Realty Trust, Inc.	601
39	Equity Commonwealth*	1,022
24	Equity Lifestyle Properties, Inc.	1,389
25	Equity One, Inc.	642
109	Equity Residential	8,154
20	Essex Property Trust, Inc.	4,498
12	Eurocommercial Properties NV	518
34	Extra Space Storage, Inc.	2,500
21	Federal Realty Investment Trust	2,873
39	FelCor Lodging Trust, Inc.	365
34	First Industrial Realty Trust, Inc.	712
15	Fonciere Des Regions	1,295
211	Fountainhead Property Trust	161
49	Franklin Street Properties Corp.	577
11	Gecina SA	1,409
189	General Growth Properties, Inc.	5,129
454	Goodman Group	2,165
665	Goodman Property Trust	557
512	GPT Group	1,721
99	Great Portland Estates PLC	1,286
597	Growthpoint Properties Ltd.	1,306

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
40	H&R Real Estate Investment Trust	$ 683
238	Hammerson PLC	2,443
139	HCP, Inc.	5,371
106	Health Care REIT, Inc.	7,353
30	Healthcare Realty Trust, Inc.	721
24	Hersha Hospitality Trust	651
28	Highwoods Properties, Inc.	1,185
17	Home Properties, Inc.	1,253
44	Hospitality Properties Trust	1,206
228	Host Hotels & Resorts, Inc.	4,419
56	Hyprop Investments Ltd.	574
49	Inland Real Estate Corp.	481
289	Intu Properties PLC	1,486
172	Investa Office Fund	497
199	Is Gayrimenkul Yatirim Ortakligi AS	110
1	Japan Excellent, Inc.	1,095
1	Japan Retail Fund Investment Corp.	1,960
600	Keppel REIT	470
27	Kilroy Realty Corp.	1,913
125	Kimco Realty Corp.	3,089
25	Kite Realty Group Trust	660
210	Kiwi Property Group Ltd.	191
300	KLCC Property Holdings Bhd	556
64	Klepierre	2,912
241	Land Securities Group PLC	4,885
34	LaSalle Hotel Properties	1,131
45	Liberty Property Trust	1,531
11	LTC Properties, Inc.	483
26	Mack-Cali Realty Corp.	542
660	Mapletree Logistics Trust	534
25	Mercialys SA	570
22	Mid-America Apartment Communities, Inc.	1,767
1	Mori Hills REIT Investment Corp.	1,173
53	New York REIT, Inc.	549
1	Nippon Building Fund, Inc.	4,469
1	Orix JREIT, Inc.	1,362
25	Parkway Properties, Inc.	449
22	Pebblebrook Hotel Trust	895
35	Pennsylvania Real Estate Investment Trust	767
46	Piedmont Office Realty Trust, Inc. Class A	838
16	Post Properties, Inc.	911
443	Precinct Properties New Zealand Ltd.	335
158	ProLogis, Inc.	6,416
7	PS Business Parks, Inc.	539
44	Public Storage	9,028
36	Ramco-Gershenson Properties Trust	610
28	Regency Centers Corp.	1,791
43	RioCan Real Estate Investment Trust	881
1,601	Scentre Group	4,623
220	Segro PLC	1,542
71	Senior Housing Properties Trust	1,226
83	Shaftesbury PLC	1,211
94	Simon Property Group, Inc.	17,599
30	SL Green Realty Corp.	3,454
9	Smart Real Estate Investment Trust	209
11	Sovran Self Storage, Inc.	1,047
574	Starhill Global REIT	364
83	Strategic Hotels & Resorts, Inc.*	1,135
16	Sun Communities, Inc.	1,112
62	Sunstone Hotel Investors, Inc.	872
753	Suntec Real Estate Investment Trust	935
29	Tanger Factory Outlet Centers, Inc.	942
19	Taubman Centers, Inc.	1,421
306	The British Land Co. PLC	4,013
585	The Link REIT	3,439
43	The Macerich Co.	3,404
78	UDR, Inc.	2,637

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
29	Unibail-Rodamco SE	$ 7,708
1	United Urban Investment Corp.	1,453
29	Urban Edge Properties	623
8	Vastned Retail NV	364
99	Ventas, Inc.	6,642
52	Vornado Realty Trust	5,073
21	Washington Real Estate Investment Trust	564
34	Weingarten Realty Investors	1,196
17	Wereldhave NV	1,005
570	Westfield Corp.	4,169
49	Workspace Group PLC	744
56	WP GLIMCHER, Inc.	758
39	Xenia Hotels & Resorts, Inc.	808

		255,352

Real Estate Management & Development – 1.1%
38	Aeon Mall Co. Ltd.	714
37	Atrium European Real Estate Ltd.*	172
1,700	Ayala Land, Inc.	1,389
200	BR Malls Participacoes SA	751
310	Brookfield Asset Management, Inc. Class A	10,823
28	BUWOG AG*	564
22	CA Immobilien Anlagen AG*	396
222	Capital & Counties Properties PLC	1,598
782	Capitaland Ltd.	1,835
44	Castellum AB	627
400	Central Pattana PCL	536
36	Fabege AB	500
22	First Capital Realty, Inc.	311
59	Forest City Enterprises, Inc. Class A*	1,378
997	Global Logistic Properties Ltd.	1,672
143	Globe Trade Centre SA*	224
131	Grainger PLC	488
194	Hang Lung Group Ltd.	874
593	Hang Lung Properties Ltd.	1,694
387	Hongkong Land Holdings Ltd.	2,978
137	Hulic Co. Ltd.	1,355
172	Hysan Development Co. Ltd.	736
279	Immofinanz AG*	685
259	Kerry Properties Ltd.	967
68	Kungsleden AB	455
301	Mitsui Fudosan Co. Ltd.	8,562
38	NTT Urban Development Corp.	373
12	PSP Swiss Property AG*	1,078
500	Robinsons Land Corp.	308
2,900	SM Prime Holdings, Inc.	1,359
21	Swiss Prime Site AG*	1,673
162	Tokyu Fudosan Holdings Corp.	1,222
221	Wheelock & Co. Ltd.	1,144

		49,441

TOTAL COMMON STOCKS		$304,793

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 18.9%
United States Treasury Inflation Protected Securities
$20,010	2.500%	07/15/16	$ 20,532
17,681	2.375	01/15/17	18,355
38,722	0.125	04/15/17	38,892
13,763	2.625	07/15/17	14,589
15,885	1.625	01/15/18	16,622
43,189	0.125	04/15/18	43,500
14,330	1.375	07/15/18	15,060
13,285	2.125	01/15/19	14,319
42,607	0.125	04/15/19	42,794
14,473	1.875	07/15/19	15,628
17,588	1.375	01/15/20	18,646
15,226	0.125	04/15/20	15,228
29,429	1.250	07/15/20	31,213
33,686	1.125	01/15/21	35,402
31,640	0.625	07/15/21	32,476
36,758	0.125	01/15/22	36,328
35,144	0.125	07/15/22	34,782
35,013	0.125	01/15/23	34,319
34,728	0.375	07/15/23	34,750
34,637	0.625	01/15/24	35,130
34,037	0.125	07/15/24	33,122
34,122	0.250	01/15/25	33,418
30,266	2.375	01/15/25	35,515
20,360	2.000	01/15/26	23,369
16,502	2.375	01/15/27	19,782
14,750	1.750	01/15/28	16,771
20,575	3.625	04/15/28	28,098
13,286	2.500	01/15/29	16,443
23,135	3.875	04/15/29	32,873
5,357	3.375	04/15/32	7,586
14,297	2.125	02/15/40	17,776
21,709	2.125	02/15/41	27,180
19,987	0.750	02/15/42	18,610
19,644	0.625	02/15/43	17,652
19,379	1.375	02/15/44	20,950
13,123	0.750	02/15/45	12,163

TOTAL U.S. TREASURY OBLIGATIONS			$909,873

Shares	Description	Value
Exchange Traded Funds – 11.9%
15	iShares Dow Jones US Real Estate Index Fund	$ 1,123
31,228	PowerShares DB Commodity Index Tracking Fund - PTP*	491,216
27	SPDR Dow Jones International Real Estate ETF	1,142
2,031	Vanguard MSCI Emerging Markets ETF	77,828

TOTAL EXCHANGE TRADED FUNDS		$571,309

Shares	Distribution Rate	Value
Investment Company(a) – 19.1%
Goldman Sachs Absolute Return Tracker Fund - Institutional Shares
98,791	0.000%	$918,758

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 58.2%
Repurchase Agreements – 58.2%
Joint Repurchase Agreement Account II
$2,800,000	0.151%	08/03/15	$2,800,000

TOTAL INVESTMENTS – 114.5%			$5,504,733

LIABILITIES IN EXCESS OF OTHER ASSETS – (14.5)%			(696,754)

NET ASSETS – 100.0%			$4,807,979

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Represents an Affiliated Fund.

(b)	Joint repurchase agreement was entered into on July 31, 2015. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ETF	— Exchange Traded Fund
PTP	— Publicly Traded Partnership
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2015, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG	USD/CAD	08/06/15	$6,117	$(4)
	USD/JPY	08/05/15	21,191	(7)
	USD/SGD	08/05/15	6,683	(1)

TOTAL				$(12)

SWAP CONTRACTS — At July 31, 2015, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at July 31, 2015(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX Emerging Markets Index 23	$910	1.000%	06/20/20	3.159%	$(82,993)	$(1,262)
CDX North America High Yield Index 24	723	5.000	06/20/20	3.534	47,710	1,451

TOTAL					$(35,283)	$189

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON EQUITY INDICES(b)

Counterparty	Referenced Obligation	Notional Amount (000s)	Rate Received (Paid)	Termination Date	Unrealized Gain (Loss)*

Deutsche Bank AG	MSCI Emerging Markets Net TR Index	$408	0.393%	07/06/16	$(28,439)

(b)	The Fund receives quarterly payments based on any positive quarterly return of the Referenced Obligation. The Fund makes payments on any negative quarterly return of such Referenced Obligation.

*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

TAX INFORMATION — At July 31, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$5,569,160

Gross unrealized gain	99,706
Gross unrealized loss	(164,133)

Net unrealized security loss	$(64,427)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds — Underlying Funds (“Underlying Funds”) include other investment companies and ETFs. Investments in investment companies are valued at the NAV per share of the Institutional Share class on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Fund invests in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price, or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss.

A forward foreign currency contract is a forward contract in which the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between the Fund and select counterparties. An MRA contains provisions for, among other things, initiation income payments, events of defaults and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of July 31, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,268	$1,306	$—
Asia	1,111	47,974	—
Australia and Oceania	—	16,930	—
Europe	10,475	35,076	—
North America	761,211	—	—
South America	751	—	—
Fixed Income
U.S. Treasury Obligations	909,873	—	—
Investment Company	918,758	—	—
Short-term Investments	—	2,800,000	—
Total	$2,603,447	$2,901,286	$—

Derivative Type
Assets(b)
Credit Default Swap Contracts	$—	$1,451	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(12)	$—
Credit Default Swap Contracts	—	(1,262)	—
Total Return Swap Contracts	—	(28,439)	—
Total	$—	$(29,713)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedule of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At July 31, 2015, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of August 3, 2015, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$2,800,000	$2,800,035	$2,856,000

REPURCHASE AGREEMENTS — At July 31, 2015, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II was as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.150%	$1,609,195
Citigroup Global Markets, Inc.	0.160	201,150
Merrill Lynch & Co., Inc.	0.150	989,655
TOTAL		$2,800,000

At July 31, 2015, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.500% to 5.000%	02/01/30 to 07/01/45
Federal National Mortgage Association	2.500 to 6.000	08/01/23 to 08/01/45
Government National Mortgage Association	3.500 to 7.500	07/15/27 to 06/15/45
U.S. Treasury Notes	5.250 to 6.375	08/15/27 to 11/15/28

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

GOLDMAN SACHS RETIREMENT PORTFOLIO COMPLETION FUND

Schedule of Investments (continued)

July 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments.

Investments in Other Investment Companies — As a shareholder of another investment company, including an exchange traded fund (“ETF”), a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Publicly Traded Partnership Risk — In addition to the risks associated with the underlying assets and exposures within a PTP, risks of investments in PTPs may include, among others, dependence upon specialized skills of the PTP’s manager, potential lack of liquidity, and limitations on voting and distribution rights.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date September 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date September 28, 2015

*	Print the name and title of each signing officer under his or her signature.